UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22764

CPG Carlyle Commitments Master Fund, LLC

(Exact name of registrant as specified in charter)

125 W. 55th Street

New York, New York 10019

(Address of principal executive offices) (Zip code)

Mitchell A. Tanzman

c/o Central Park Advisers, LLC

125 W. 55th Street

New York, New York 10019

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 317-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) The Report to Shareholders is attached herewith.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Statements
(Unaudited)

For the Period From April 1, 2023
to September 30, 2023

CPG Carlyle Commitments Master Fund, LLC

Table of Contents
For the Period Ended April 1, 2023 to September 30, 2023 (Unaudited)

Consolidated Schedule of Investments	1-8
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Statement of Cash Flows	12
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	14-22
Other Information	23

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited)
September 30, 2023

Investment Funds (96.55%)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Co-Investments (12.28%)
Carlyle Beacon Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/28/2018	$10,313,031	$16,386,834	1.41%
Carlyle Eagle Coinvestment, L.P.(a)(b)	North America	Buyout	2/15/2018	4,350,112	30,796,788	2.64%
Carlyle Fourmi Co-Investment, L.P.(a)(b)	Asia/Pacific	Growth	6/29/2018	34,106,615	25,970,594	2.23%
Carlyle Mars Partners, L.P.(a)(b)	Asia/Pacific	Buyout	11/11/2016	143,119	288,517	0.02%
Carlyle RDSL Coinvestment, L.P.(a)(b)(c)	South America	Growth	9/30/2015	7,335,635	10,492,839	0.90%
Carlyle Sapphire Partners, L.P.(a)(b)	Asia/Pacific	Growth	9/30/2015	9,180,000	7,739,998	0.66%
Carlyle Thunder Coinvestment, L.P.(a)(b)	North America	Buyout	12/28/2017	0	1,072,037	0.09%
CEMOF II Master Co-Investment Partners, L.P.(a)(b)	North America	Growth	9/12/2016	0	12,830	0.00	%(d)
Matador Co-Investment SCSp(a)(b)(c)	Europe	Special Situations	9/30/2019	5,308,450	5,420,331	0.46%
Nash Coinvestment, L.P.(a)(b)(c)	Africa	Buyout	10/10/2017	7,080,599	9,462,069	0.81%
Neptune Coinvestment, L.P.(a)(b)(c)	Europe	Buyout	6/23/2017	197,844	9,946,984	0.85%
Reciprocal Capital Holdings, LLC(a)(b)	Asia/Pacific	Growth	1/30/2018	14,274,022	25,729,016	2.21%
Total Co-Investments				92,289,427	143,318,837

Primary Investments (48.34%)
AlpInvest Atom Fund (Onshore), L.P.(a)(b)(c)	North America	Global	1/8/2022	16,035,274	17,203,111	1.48%
AlpInvest Co-Investment Fund (Onshore) VII, L.P.(a)(b)(c)	North America	Buyout	11/13/2017	16,955,769	33,779,131	2.90%
Carlyle Asia Partners Growth I, L.P.(a)(b)(c)	Asia/Pacific	Growth	5/23/2016	10,810,934	5,713,056	0.49%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	Buyout	5/25/2014	29,055,299	26,603,179	2.28%
Carlyle Asia Partners V, L.P.(a)(b)(c)	Asia/Pacific	Buyout	10/30/2017	72,644,696	76,286,946	6.54%
CARLYLE ASIA PARTNERS VI, L.P.(a)(b)(c)	Asia/Pacific	Buyout	3/6/2023	0	(790,859)	(0.07)%
Carlyle Europe Partners V, L.P.(a)(b)(c)	Europe	Buyout	4/23/2018	26,606,896	30,708,973	2.63%
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	3/28/2015	11,188,424	15,531,673	1.33%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	11/30/2018	20,544,553	23,442,961	2.01%
Carlyle Europe Technology Partners V, S.C.Sp.(a)(b)(c)	Europe	Growth	3/11/2022	4,749,038	1,932,041	0.17%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Primary Investments (48.34%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	$6,156,457	$10,146,733	0.87%
Carlyle Global Financial Services Partners III, L.P.(a)(b)(c)	Global	Buyout	6/30/2017	23,669,498	32,611,338	2.80%
Carlyle International Energy Partners II, S.C.Sp.(a)(b)(c)	Global	Special Situations	11/30/2018	9,355,655	7,719,115	0.66%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	Special Situations	3/12/2014	25,203,105	24,598,300	2.11%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	Buyout	9/20/2013	7,671,011	7,784,631	0.67%
Carlyle Partners VII, L.P.(a)(b)(c)	North America	Buyout	11/29/2017	98,344,686	115,870,873	9.94%
Carlyle Partners VIII, L.P.(a)(b)(c)	North America	Buyout	9/10/2021	41,741,747	41,614,951	3.57%
CVC Credit Partners Global Special Situations Fund II SCSP(a)(b)(c)	Europe	Special Situations	6/6/2019	12,116,277	14,373,469	1.23%
Golub Capital Partners 10, L.P.(a)(b)(c)	North America	Credit	10/1/2016	13,125,000	13,531,647	1.16%
Hunter Point Capital Structured Notes Issuer, LLC(a)(b)(c)	North America	Special Situations	12/30/2022	582,681	582,680	0.05%
JLL Partners Fund VII, L.P.(a)(b)(c)	North America	Buyout	3/31/2016	4,776,036	7,912,713	0.68%
Riverside Capital Appreciation Fund VII, L.P.(a)(b)(c)	North America	Buyout	9/16/2019	2,819,637	4,452,147	0.38%
‘Riverside Micro-Cap Fund VI, L.P.(a)(b)(c)	North America	Buyout	8/26/2021	4,542,094	4,371,404	0.37%
Spring Bridge Partners, L.P.(a)(b)(c)	North America	Buyout	9/17/2019	7,600,233	16,280,153	1.40%
Tiger Global Private Investment Partners XV, L.P.(a)(b)(c)	North America	Growth	3/18/2022	9,083,794	6,986,313	0.60%
Vitruvian Investment Partnership IV(a)(b)(c)	Europe	Growth	8/31/2020	9,015,477	9,868,502	0.85%
Warburg Pincus Financial Sector II, L.P.(a)(b)(c)	North America	Growth	6/9/2022	10,699,101	14,284,602	1.22%
Total Primary Investments				495,093,372	563,399,783

Secondary Investments (35.94%)
Access Holdings (FPG), L.P.(a)(b)(c)	North America	Buyout	7/22/2021	8,262,047	11,044,718	0.95%
AE Industrial Partners Extended Value Fund, L.P.(a)(b)(c)	North America	Buyout	6/2/2021	1,835,865	2,494,766	0.21%
ASP Helios III, L.P.(a)(b)(c)	Europe	Buyout	4/29/2022	13,677,974	19,241,069	1.65%
ASP Jordan, L.P.(a)(b)(c)	Europe	Buyout	4/21/2023	17,866,667	21,213,368	1.82%
ASP Oyster, L.P(a)(b)(c)	Europe	Buyout	4/21/2023	14,080,000	16,680,016	1.43%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Secondary Investments (35.94%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Audax Private Equity Fund, L.P.(a)(b)	North America	Buyout	9/30/2016	$0	$6,573	0.00	%(d)
Blue Point Capital Partners II, L.P.(a)(b)	North America	Growth	10/23/2020	0	118,660	0.01%
Brazil Buyout Coinvestment, L.P.(a)(b)	South America	Buyout	4/2/2014	140,524	19,191	0.00	%(d)
Brentwood Associates Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	4/1/2021	4,501,469	6,810,384	0.58%
Carlyle Asia Partners III Coinvestment, L.P.(a)(b)	Asia/Pacific	Buyout	12/30/2014	66	9,155	0.00	%(d)
Carlyle Asia Partners III, L.P.(a)(b)(c)	Asia/Pacific	Buyout	12/30/2014	0	319,687	0.03%
Carlyle Asia Partners IV Access Fund, L.L.C.(a)(b)(c)	Asia/Pacific	Buyout	12/31/2018	0	2,440,566	0.21%
Carlyle Asia Partners IV, L.P.(a)(b)(c)	Asia/Pacific	Buyout	5/24/2017	43,257,906	75,906,709	6.51%
Carlyle Cardinal Ireland Fund, L.P.(a)(b)(c)	Europe	Growth	10/31/2017	139,816	28,922	0.00	%(d)
Carlyle Energy Mezzanine Opportunities Fund, L.P.(a)(b)(c)	North America	Growth	9/30/2016	0	29,326	0.00	%(d)
Carlyle Europe Partners II Coinvestment, L.P.(a)(b)	Europe	Buyout	4/2/2014	238	49,139	0.00	%(d)
Carlyle Europe Partners II, L.P.(a)(b)(c)	Europe	Buyout	7/1/2013	9,726	892,386	0.08%
Carlyle Europe Partners III Investment Holdings, L.P.(a)(b)	Europe	Buyout	4/2/2014	2,367,395	117,424	0.01%
Carlyle Europe Technology Partners II, L.P.(a)(b)(c)	Europe	Growth	12/31/2018	0	3,256	0.00	%(d)
Carlyle Europe Technology Partners III, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	9,160,768	8,628,726	0.74%
Carlyle Europe Technology Partners IV, L.P.(a)(b)(c)	Europe	Growth	1/24/2022	4,230,697	3,514,915	0.30%
Carlyle Global Financial Services Partners Coinvestment, L.P.(a)(b)(c)	Global	Buyout	4/2/2014	1,626	13	0.00	%(d)
Carlyle Global Financial Services Partners II, L.P.(a)(b)(c)	Global	Buyout	12/31/2017	1,440,343	4,583,386	0.39%
Carlyle Global Financial Services Partners, L.P.(a)(b)(c)	Global	Buyout	6/30/2014	0	304,191	0.03%
Carlyle Infrastructure Partners, L.P.(a)(b)(c)	North America	Buyout	8/29/2014	1,418,216	425,882	0.04%
Carlyle International Energy Partners, L.P.(a)(b)(c)	Global	Special Situations	12/29/2017	6,136,084	5,739,603	0.49%
Carlyle MENA Partners, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	9/28/2018	0	32,846	0.00	%(d)

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Secondary Investments (35.94%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Carlyle Mezzanine Partners II, L.P.(a)(b)	North America	Credit	12/30/2015	$7,568,929	$474,942	0.04%
Carlyle Partners V Coinvestment, L.P.(a)(b)	North America	Buyout	4/2/2014	449,229	574,780	0.05%
Carlyle Partners V, L.P.(a)(b)(c)	North America	Buyout	6/28/2013	0	6,275,458	0.54%
Carlyle Partners VI Coinvestment A (Cayman), L.P.(a)(b)	North America	Buyout	8/31/2014	202,796	117,832	0.01%
Carlyle Partners VI, L.P.(a)(b)(c)	North America	Buyout	7/6/2016	0	3,327,973	0.29%
Carlyle Realty Partners V, L.P.(a)(b)(c)	North America	Buyout	10/11/2017	7,927	11,390	0.00	%(d)
Carlyle Realty Partners VI, L.P.(a)(b)(c)	North America	Buyout	4/25/2018	121,970	204,407	0.02%
Carlyle South America Buyout Fund, L.P.(a)(b)(c)	South America	Buyout	10/31/2017	2,310,190	2,221,603	0.19%
Carlyle Strategic Partners II Coinvestment, L.P.(a)(b)	North America	Special Situations	8/16/2013	2	6,406	0.00	%(d)
Carlyle Strategic Partners II, L.P.(a)(b)(c)	North America	Special Situations	8/16/2013	2,265,289	19,991	0.00	%(d)
Carlyle Strategic Partners III Coinvestment, L.P.(a)(b)	North America	Special Situations	4/2/2014	2,411	118,794	0.01%
Carlyle U.S. Equity Opportunity Fund Coinvestment, L.P.(a)(b)	North America	Growth	3/4/2016	14	88	0.00	%(d)
Carlyle U.S. Equity Opportunity Fund II, L.P.(a)(b)(c)	North America	Growth	3/20/2018	3,570,898	5,476,060	0.47%
Carlyle U.S. Growth Fund III, L.P.(a)(b)(c)	North America	Growth	12/31/2018	0	86,938	0.01%
Carlyle Venture Partners II Coinvestment, L.P.(a)(b)	North America	Growth	4/2/2014	264,527	739	0.00	%(d)
Carlyle/Riverstone Global Energy & Power Fund III, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	2,084,779	46,761	0.00	%(d)
Cerberus Institutional Overseas IV, Ltd.(a)(b)(c)	North America	Special Situations	7/1/2018	0	488,976	0.04%
Cerberus Institutional Partners, L.P. - Series 4(a)(b)(c)	North America	Special Situations	10/17/2019	0	44,342	0.00	%(d)
Cerberus International SPV, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	215,622	0.02%
Cerberus International SPV, Ltd. Class B-8(a)(b)	North America	Special Situations	6/13/2016	0	121,384	0.01%
Cerberus International, Ltd. Class A(a)(b)	North America	Special Situations	7/1/2018	0	106,832	0.01%
Coatue Growth Fund V(a)(b)(c)		Growth	7/14/2023	997,005	1,527,892	0.13%
DELTA-V PS, L.P.(a)(b)		Growth	5/1/2023	5,100,000	5,067,261	0.43%
Euro Wagon II, L.P.(a)(b)	North America	Special Situations	7/1/2016	0	90,569	0.01%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Secondary Investments (35.94%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
FB HA Holdings, L.P.(a)(b)	North America	Growth	8/30/2021	$5,081,958	$5,665,942	0.49%
Forward Ventures IV, L.P.(a)(b)	North America	Growth	3/29/2019	0	856,488	0.07%
Harbinger Streamline Offshore Fund, L.L.C.(a)(b)		Special Situations	7/1/2018	768,168	159,846	0.01%
Icon Software Partners, L.P. (Class B)(a)(b)(c)	North America	Growth	9/1/2020	137,202	10,357,764	0.89%
JLL Partners Fund V, L.P.(a)(b)(c)	North America	Buyout	12/30/2015	1,878,312	1,568,242	0.13%
Laverne Buyer Holdings I, LLC(a)(b)	North America	Growth	4/10/2018	0	856,268	0.07%
Laverne Buyer Holdings II, LLC(a)(b)	North America	Growth	4/10/2018	0	427,005	0.04%
Laverne Buyer Holdings III, LLC(a)(b)	North America	Growth	4/10/2018	5,200,795	3,990,528	0.34%
Laverne Buyer Holdings V, LLC(a)(b)	North America	Growth	4/10/2018	1,350,510	2,171,815	0.19%
LEP Opportunities II L.P(a)(b)(c)	North America	Buyout	7/6/2022	13,978,547	18,877,697	1.62%
MENA Coinvestment, L.P.(a)(b)	Middle East/North Africa	Buyout	4/2/2014	10,912	91,415	0.01%
Neoma Private Equity Fund IV, L.P.(a)(b)(c)	Middle East/North Africa	Buyout	12/31/2017	6,015,583	3,543,671	0.30%
New Enterprise Associates 10, L.P.(a)(b)	North America	Growth	4/5/2017	0	86,185	0.01%
New Enterprise Associates 9, L.P.(a)(b)	North America	Growth	9/30/2016	0	21,770	0.00	%(d)
Newport Global Opportunities Fund, L.P.(a)(b)(c)	North America	Buyout	12/29/2014	20,452,401	16,969,339	1.46%
OCM Opportunities Fund VII (Cayman), Ltd.(a)(b)	North America	Special Situations	10/17/2019	97,255	142,995	0.01%
OCM Opportunities Fund VII, L.P.(a)(b)	North America	Special Situations	10/17/2019	8,734	13,056	0.00	%(d)
OCM Opportunities Fund VIIb (Cayman), Ltd.(a)(b)(c)	North America	Special Situations	10/17/2019	289	8,716	0.00	%(d)
OCM Opportunities Fund VIIb, L.P.(a)(b)(c)	North America	Special Situations	10/17/2019	0	811	0.00	%(d)
Passero 18, L.P.(a)(b)(c)	North America	Buyout	6/22/2018	146,029	13,866,129	1.19%
Pegasus WSJLL Fund, L.P.(a)(b)(c)	North America	Buyout	12/15/2021	12,970,127	14,690,172	1.26%
Presidio Investors Elv Continuation Fund, L.P.(a)(b)	North America	Buyout	12/16/2022	10,000,000	9,767,570	0.84%
Revelstoke Single Asset Fund I, L.P.(a)(b)(c)	North America	Growth	8/26/2019	14,016,263	31,452,053	2.70%
Riverside Micro-Cap Fund III, L.P.(a)(b)(c)	North America	Buyout	5/1/2019	0	7,448,690	0.64%
Riverstone Global Energy and Power Fund V, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	14,946,143	4,592,737	0.39%

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Secondary Investments (35.94%) (continued)	Geographic Region	Financing Stage	Acquisition Date	Cost	Fair Value	Percentage of Net Assets
Riverstone/Carlyle Global Energy & Power Fund IV, L.P.(a)(b)(c)	North America	Buyout	9/30/2014	$5,173,093	$13,952	0.00	%(d)
Riverstone/Carlyle Renewable & Alternative Energy Fund II, L.P.(a)(b)(c)	North America	Buyout	11/12/2014	731,586	45,132	0.00	%(d)
SCP Private Equity Fund I, L.P.(a)(b)	North America	Buyout	8/30/2018	119,137	120,595	0.01%
SCP Real Assets Fund I, L.P.(a)(b)	North America	Buyout	8/30/2018	31,882	26,511	0.00	%(d)
Strategic Value Global Opportunity Feeder Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,832,025	3,468,131	0.30%
Strategic Value Global Opportunity Fund 1-A, L.P.(a)(b)	North America	Special Situations	12/31/2016	122,510	226,707	0.02%
Strategic Value Special Situations Feeder Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	1,917,818	13,970,065	1.20%
Strategic Value Special Situations Fund, L.P.(a)(b)	North America	Special Situations	12/31/2016	168,691	1,172,395	0.10%
Styx International, Ltd. Series 1(a)(b)	North America	Credit	7/1/2018	163,573	269,577	0.02%
Styx International, Ltd. Series 4(a)(b)	North America	Credit	7/1/2018	77,126	127,107	0.01%
Styx International, Ltd. Series 5(a)(b)	North America	Credit	7/1/2018	35,720	58,869	0.01%
Tiger Global XV(a)(b)(c)		Growth	7/14/2023	2,138,760	3,493,156	0.30%
TPG AAF Partners N-A, L.P.(a)(b)(c)	North America	Buyout	6/22/2021	0	74,615	0.01%
Vitruvian Inv. Partnership I Continuation Fund(a)(b)(c)	Europe	Growth	8/7/2019	6,530,371	10,510,032	0.90%
Warburg Pincus Energy, L.P.(a)(b)(c)	North America	Buyout	9/28/2018	1,378,416	1,674,180	0.14%
Warburg Pincus XI (Asia), L.P.(a)(b)	Asia/Pacific	Growth	9/29/2017	22,321,121	16,803,703	1.44%
Warrior Buyer Holdings, LLC(a)(b)	North America	Special Situations	10/2/2018	17,340,452	11,992,615	1.03%
WLR Recovery IV, L.P.(a)(b)(c)	North America	Special Situations	7/1/2016	0	373,690	0.03%
Total Secondary Investments				320,614,902	419,329,853
Total Investment Funds				$907,997,701	$1,126,048,473

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Short-Term Investments (5.63%)	Cost	Fair Value
Money Market Funds (5.63%)
Fidelity Treasury Only Money Market Fund, 4.95%(e)	$16,006,593	$16,006,593
Goldman Sachs Financial Square Treasury Instruments Fund, Class Institutional, 5.25%(e)	15,949,770	15,949,770
JP Morgan 100% U.S. Treasury Securities Money Market Fund, Class I, 5.37%(e)	16,012,159	16,012,159
Morgan Stanley Institutional Liquidity Fund, Class I, 5.20%(e)	7,005,654	7,005,654
UMB Demand Deposit, 5.18%(e)	10,719,714	10,719,714
Total Money Market Funds	65,693,890	65,693,890
Total Short-Term Investments	$65,693,890	$65,693,890

Total Investments (102.19%)	$973,691,591	$1,191,742,363
Liabilities in Excess of Other Assets (-2.19%)		(25,514,924)
Net Assets (100.00%)		$1,166,227,439

See Note 3 in the accompanying Notes to the Financial Statements.

(a)

Investments have no redemption provisions, are issued in private placement transactions and are restricted as to resale. For investments that were acquired through multiple transactions, the acquisition date represents the initial acquisition date of the Fund’s investment in the position. Total fair value of restricted securities amounts to $1,126,048,473, which represents 96.55% of net assets as of September 30, 2023.

(b)	Non-income producing security.

(c)	The Fund held unfunded commitments in the investment as of September 30, 2023. Total unfunded commitments amount to $455,449,055 as of September 30, 2023.

(d)	Rounds to less than 0.005%

(e)	The rate shown is the annualized 7-day yield as of September 30, 2023.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $Value at September 30, 2023	Fund Delivering	U.S. $Value at September 30, 2023	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	12/18/23	USD	12,210,012	BRL	11,821,960	$388,052
						$388,052

CPG Carlyle Commitments Master Fund, LLC

Consolidated Schedule of Investments (Unaudited) (Continued)
September 30, 2023

Investments as of September 30, 2023

Private Equity Type	Percent of Total Net Assets
Investment Funds
Co-Investments	12.28%
Primary Investments	48.37%
Secondary Investments	35.94%
Total Investment Funds	96.59%
Short-Term Investments
Money Market Fund	5.63%
Total Investments	102.22%
Liabilities in excess of other assets	(2.22%)
Total Net Assets	100.00%

See accompanying Notes to Consolidated Financial Statements.

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Assets and Liabilities (Unaudited)
September 30, 2023

Assets
Investments, at fair value (Cost $973,691,591)	$1,191,742,363
Cash	6,800,000
Interest receivable	7,734
Dividends receivable	2,533
Receivable for investments sold	81,978
Capital contributions receivable, due from Feeder Fund	1,872,565
Unrealized appreciation on forward foreign currency contracts	388,052
Prepaid expenses and other assets	43,408
Total Assets	1,200,938,633

Liabilities
Payable for shares repurchased, due to Feeder Fund	27,186,938
Payable to Adviser	7,174,365
Accounting and administration fees payable	110,871
Payable for contributions to Investment Funds, not yet settled	86,062
Professional fees payable	52,987
Directors’ and Officer fees payable	41,167
Capital contributions received in advance	19,000
Transfer agency fees payable	638
Accounts payable and other accrued expenses	39,166
Total Liabilities	34,711,194
Net Assets	$1,166,227,439

Composition of Net Assets
Paid-in capital	$429,706,855
Total distributable earnings	736,520,584
Net Assets	$1,166,227,439

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Operations (Unaudited)
For the Six Months Ended September 30, 2023

Investment Income
Dividend income	$11,745,218
Interest income	5,372,887
Investment Income	17,118,105

Expenses
Management fee	7,174,365
Accounting and administration fees	437,732
Professional fees	219,899
Transfer agent fees	69,451
Directors’ and Officer fees	52,688
Insurance expense	8,445
Other fees	80,075
Total Expenses	8,042,655

NET INVESTMENT INCOME	9,075,450

Net Realized Gain and Change in Unrealized Appreciation on Investments, Other Foreign Currency Denominated Assets and Liabilities, and Income Tax Expense
Net realized gain from:
Investments	7,255,491
Foreign currency	(1,410,831)
Net change in unrealized appreciation on:
Investments	30,510,090
Foreign currency	782,119
Net Realized Gain and Change in Unrealized Appreciation on Investments, Other Foreign Currency Denominated Assets and Liabilities, and Income Tax Expense	37,136,869

Net Increase in Net Assets Resulting from Operations	$46,212,319

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023
Changes in Net Assets Resulting from Operations
Net investment income	$9,075,450	$7,135,346
Net realized gain from investments and other foreign currency denominated assets and liabilities, net of income taxes	5,844,660	77,977,763
Net change in unrealized appreciation/(depreciation) on investments and other foreign currency denominated assets and liabilities, net of income taxes	31,292,209	(63,073,694)
Net Change in Net Assets Resulting from Operations	46,212,319	22,039,415

Change in Net Assets Resulting from Capital Transactions
Capital contributions	11,513,143	42,155,615
Capital withdrawals	(55,039,347)	(65,526,390)
Net Change in Net Assets Resulting from Capital Transactions	(43,526,204)	(23,370,775)

Total Net Increase/(Decrease) in Net Assets	2,686,115	(1,331,360)

Net Assets
Beginning of period	1,163,541,324	1,164,872,684
End of period	$1,166,227,439	$1,163,541,324

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Statement of Cash Flows
For the Six Months Ended September 30, 2023

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$46,212,319
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Net realized gain from investments	(7,255,491)
Net change in unrealized appreciation on investments	(31,884,554)
Amortization of premium and accretion of discount on investments	(884,424)
Purchases of Investment Funds	(174,584,134)
Capital distributions received from Investment Funds	51,318,530
Net sales of short-term investments	135,864,794
(Increase)/Decrease in assets:
Receivable from distributions from Investment Funds	4,280,393
Capital contributions receivable, due from Feeder Fund	(3,610,625)
Interest receivable	5,260
Dividend receivable	176,851
Prepaid expenses and other assets	(4,499)
Increase/(Decrease) in liabilities:
Payable to Adviser	3,633,554
Unrealized depreciation on forward foreign currency contracts	(768,991)
Payable for Directors and officer fees	(8,312)
Accounting and administration fees payable	83,867
Professional fees payable	(188,507)
Transfer agency fees payable	638
Accounts payable and other accrued expenses	(34,172)
Capital contributions received in advance	19,000
Net cash provided by operating activities	22,371,497

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from capital contributions, including capital contributions	13,073,378
Payments for shares repurchased	(37,476,506)
Net cash used in financing activities	(24,403,128)

Net Change in cash	(2,031,631)
Cash, beginning of period	$8,831,631
Cash, end of period	$6,800,000
*Includes cash denominated in foreign currencies.

Reconciliation of cash at the beginning of the period to the Consolidated Statement of Assets and Liabilities:
Cash	$6,754,400
Cash denominated in foreign currencies	2,077,231
Cash, beginning of period	$8,831,631

Reconciliation of cash at the end of the period to the Consolidated Statement of Assets and Liabilities:
Cash	$6,800,000
Cash, end of period	$6,800,000

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Consolidated Financial Highlights

	For the Six Months Ended September 30, 2023		For the Years Ended March 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net Assets:
Net assets, end of period (in thousands)	$1,166,227		$1,163,541	$1,164,872	$1,014,108	$927,812	$1,108,065

Ratios/Supplemental Data:
Ratios to average net assets
Net investment income/(loss)(1)	1.52	%(2)	0.61%	0.60%	(0.26)%	0.33%	1.38%
Total expenses(3)	1.35	%(2)	1.37%	1.37%	1.39%	1.42%	1.36%
Portfolio turnover	0.00	%(4)	0.07%	0.01%	0.00%	2.79%	5.59%
Total return(5)	3.98	%(4)	1.88%	18.22%	30.86%	(6.75)%	4.27%

(1)	The ratios do not include investment income or expenses of the Investment Funds in which the Fund invests.

(2)	Net investment loss and operating expenses ratios are annualized for periods less than one full year, except for organizational costs which are one-time expenses.

(3)

Included in the above ratio are other expenses of 0.15% as of September 30, 2023, 0.17% as of March 31, 2023, 0.17% as of March 31, 2022, 0.18% as March 31, 2021, 0.25% as of March 31, 2020, and 0.16% as of March 31, 2019.

(4)	Not annualized.

(5)

Total return reflects the changes in net asset value and adjusted for cash flows related to capital contributions and withdrawals during the period. Total returns shown exclude the effect of applicable sales charges and redemption fees.

See accompanying Notes to Consolidated Financial Statements

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited)
September 30, 2023

1.	ORGANIZATION

CPG Carlyle Commitments Master Fund, LLC (the “Master Fund”) was organized as a Delaware limited liability company on October 23, 2012. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund commenced operations on June 1, 2013. CPG TCG Acquisition Fund, LLC (“CPG TCG”), a wholly owned entity, is consolidated in the Master Fund’s financial statements. The Master Fund’s investment adviser is Central Park Advisers, LLC (the “Adviser”), a Delaware limited liability company registered under the Investment Advisers Act of 1940, as amended. The Master Fund’s investment objective is to seek attractive long-term capital appreciation. The Master Fund seeks to achieve its investment objective by investing predominantly (under normal circumstances, generally at least 80% of its assets) in the multiple alternative investment funds (“Investment Funds”), co-investments (“Co-Investments”), and direct investments (“Direct Investments”) sponsored by, or affiliated with, The Carlyle Group L.P. and its affiliates, with an emphasis on private equity funds, as more fully described in the Feeder Fund’s (as defined below) Confidential Memorandum as amended or supplemented from time to time. Investments in Investment Funds are made in the form of capital commitments, which are called by Investment Funds over time. The Master Fund’s private equity investments, therefore, generally consist of both funded and unfunded commitments; however, only funded private equity commitments are reflected in the Master Fund’s net asset value (“NAV”).

Subject to the requirements of the 1940 Act, the business and affairs of the Master Fund shall be managed under the direction of the Master Fund’s Board of Directors (the “Board,” with an individual member referred to as a “Director”). The Board shall have the right, power and authority, on behalf of the Master Fund and in its name, to do all things necessary and proper to carry out its duties under the Master Fund’s Limited Liability Company Agreement (the “LLC Agreement”), as amended and restated from time to time. Each Director shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a Delaware corporation, and each Director who is not an “interested person” (as defined in the 1940 Act) of the Master Fund shall be vested with the same powers, authority and responsibilities on behalf of the Master Fund as are customarily vested in each director of a closed-end management investment company registered under the 1940 Act that is organized as a Delaware corporation who is not an “interested person” of such company. No Director shall have the authority individually to act on behalf of or to bind the Master Fund except within the scope of such Director’s authority as delegated by the Board. The Board may delegate the management of the Master Fund’s day-to-day operations to one or more officers or other persons (including, without limitation, the Adviser), subject to the investment objective and policies of the Master Fund and to the oversight of the Board. The Directors have engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Master Fund. In accordance with Rule 2a-5 promulgated under the 1940 Act, the Board has appointed the Adviser as the Fund’s valuation designee (the “Valuation Designee”). In that role, the Adviser has established a committee (the “Valuation Committee”) that oversees the valuation of the Fund’s investments pursuant to procedures adopted by the Adviser (the “Valuation Procedures”).

The Master Fund is a master investment portfolio in a master-feeder structure. CPG Carlyle Commitments Fund, LLC (the “Feeder Fund”) invests substantially all of its assets in the limited liability company interests (“Interests”) of the Master Fund. As of September 30, 2023, the Feeder Fund owned an amount that rounded to 100.00% of the Master Fund’s Interests with the Adviser owning an amount that rounded to 0.00%.

Investors generally may purchase units of beneficial interest of the Feeder Fund as of the first business day of each calendar month. Purchase proceeds do not represent the Master Fund’s capital or become the Master Fund’s assets until the first business day of the relevant calendar month.

The Master Fund’s term is perpetual unless it is otherwise dissolved under the terms of its formation documents.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Federal Tax Information: It is the Master Fund’s policy to be classified as a partnership for U.S. federal income tax purposes. Each investor in the Master Fund is treated as the owner of its allocated share of the net assets, income, expenses and the realized and unrealized gains or losses of the Master Fund. The Master Fund is expected to incur taxable income upon realization of some of its investments. As September 30, 2023, the Master Fund does not have a deferred tax liability included in the Consolidated Statement of Assets and Liabilities. No other U.S. federal, state or local income taxes are paid by the Master Fund on the income or gains of the Master Fund since the investors are individually liable for the taxes on their allocated share of such income or gains of the Master Fund.

The Master Fund has adopted a tax-year end of September 30. The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2023, the tax years from the year 2019 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current year. The Master Fund has not recognized any tax liability for unrecognized tax benefits or expenses. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period ended September 30, 2023, the Master Fund did not incur any interest or penalties.

Cash: Cash consists of monies held at UMB Bank, N.A. (the “Custodian”). Such cash may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund.

Short-Term Investments: Short-term investments represent investments in high quality money market instruments and money market mutual funds, and are recorded at NAV per share which approximates fair value. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. Government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

Forward Foreign Currency Contracts: A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Master Fund may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Master Fund may also invest in forward currency contracts for non-hedging purposes such as seeking to enhance returns. The Master Fund is subject to currency risk and counterparty risk in the normal course of pursuing its investment objective through its investments in forward currency contracts.

Forward currency contracts are valued by converting the foreign value to U.S. dollars by using the current spot U.S. dollar exchange rate and/or forward rate for that currency. Exchange and forward rates as of the close of the NYSE are used to value the forward currency contracts. The unrealized appreciation/(depreciation) for forward currency contracts is reported in the Consolidated Statement of Assets and Liabilities as a receivable or payable and in the Consolidated Statement of Operations for the change in unrealized net appreciation/depreciation (if applicable). The realized gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a forward currency contract is reported on the Consolidated Statement of Operations (if applicable).

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Investment Transactions: The Master Fund accounts for realized gains and losses from its Investment Funds based upon the pro-rata ratio of the fair value and cost of the underlying investments at the date of redemption. Dividend income is recorded on ex-date and interest income and expenses are recorded on the accrual basis. Distributions from Investment Funds are received as underlying investments of the Investment Funds are liquidated. Distributions from Investment Funds occur at irregular intervals, and the exact timing of distributions from the Investment Funds has not been communicated from the Investment Funds. It is estimated that distributions will occur over the life of the Investment Funds.

Foreign Currency: Investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Master Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Master Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments at period end, resulting from changes in exchange rates.

Use of Estimates: The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Consolidation of Subsidiary: The consolidated financial statements include the financial position and the results of operations of the Master Fund and its wholly owned subsidiary, CPG TCG, a Delaware limited liability company. The wholly owned subsidiary has the same investment objective as the Master Fund. CPG TCG is taxed as a corporation and used when the Master Fund has determined that owning certain Investment Funds within a domestic limited liability company structure would not be beneficial. As of September 30, 2023, the total value of investments held by the subsidiary is $3,667,874 or 0.31% of the Master Fund’s net assets.

Fair Value of Financial Instruments: The fair value of the Master Fund’s assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. The Master Fund values its investments in Investment Funds at fair value in accordance with FASB ASC, Fair Value Measurement (“ASC 820”). See Note 3 for more information.

3.	PORTFOLIO VALUATION

ASC 820 defines fair value as the value that the Master Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

3.	PORTFOLIO VALUATION (continued)

The three-tier hierarchy of inputs is summarized below:

●	Level 1 — unadjusted quoted prices in active markets for identical financial instruments that the reporting entity has the ability to access at the measurement date.

●

Level 2 — inputs other than quoted prices included within Level 1 that are observable for the financial instrument, either directly or indirectly. Level 2 inputs also include quoted prices for similar assets and liabilities in active markets, and quoted prices for identical or similar assets and liabilities in markets that are not active.

●	Level 3 — significant unobservable inputs for the financial instrument (including management’s own assumptions in determining the fair value of investments).

Investments in Investment Funds are recorded at fair value, using the Investment Funds’ NAV as a “practical expedient,” in accordance with ASC 820.

The private equity Investment Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its investments for extended periods, which may be several years. The types of private equity Investment Funds that the Master Fund may make include primary, secondary and Co-Investments. Co-Investments represent opportunities to invest in specific portfolio companies that are typically made alongside an Investment Fund. Primary investments are investments in newly established private equity funds. Secondary investments are investments in existing private equity funds that are acquired in privately negotiated transactions.

The NAV of the Master Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below and as may be determined, from time to time, pursuant to policies adopted by the Adviser. The Master Fund’s investments are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. ASC 820 provides for the use of NAV (or its equivalent) as a practical expedient to estimate fair value of investments in Investment Funds, provided certain criteria are met. As such, the Master Fund’s Valuation Committee oversees the valuation process of the Master Fund’s investments. The Valuation Committee meets on a monthly basis and reports to the Board on a quarterly basis. The Master Fund’s investments in Investment Funds are carried at fair value which generally represents the Master Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Master Fund’s valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio. The Adviser has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Adviser will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The Adviser employs ongoing due diligence policies and processes with respect to Investment Funds and their investment managers. The Adviser assesses the quality of information provided and determines whether such information continues to be reliable or whether additional inquiry is necessary. Such inquiries may require the Adviser to forego its normal reliance on the value provided and to independently determine the fair value of the Master Fund’s interest in such Investment Fund.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

3.	PORTFOLIO VALUATION (continued)

The Master Fund may also make Direct Investments, which are interests in securities issued by operating companies and are typically made as investments alongside a private equity fund. With respect to valuation of Direct Investments, they are fair valued typically by reference to the valuation utilized by the corresponding private equity fund or with a third party valuation agent.

The following table represents the inputs used to value the investments at fair value on the Consolidated Statement of Assets and Liabilities within the valuation hierarchy as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Direct Investments	$—	$—	$—	$—
Short-Term Investments	65,693,890	—	—	65,693,890
TOTAL	$65,693,890	$—	$—	$65,693,890
Other Financial Instruments
Forward foreign currency contracts*	$—	$388,052	$—	$388,052
TOTAL	$—	$388,052	$—	$388,052

*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the investment.

The Master Fund held Investment Funds with a fair value of $1,126,048,473, that in accordance with ASU 2015-07, are excluded from the fair value hierarchy as of September 30, 2023, as investments in Investment Funds valued at net asset value, as a “practical expedient”, are not required to be included in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Direct Investments	Total
Balance as of April 1, 2023	$505,674	$505,674
Purchases	—	—
Return of Capital	(1,394,209)	(1,394,209)
Sales	—	—
Realized Gain	—	—
Change in Unrealized Appreciation/(Depreciation)	888,535	888,535
Transfer in	—	—
Transfer out	—	—
Balance as of September 30, 2023	$—	$—
Net change in unrealized appreciation/(depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments held at September 30, 2023	$888,535	$888,535

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

3.	PORTFOLIO VALUATION (continued)

The Master Fund’s private equity investments financing stage with their corresponding unfunded commitments and other attributes, as of September 30, 2023, are shown in the table below.

Financing Stage	Investment Strategy	Fair Value	Unfunded Commitments	Remaining Life*	Redemption Frequency*	Notice Period (In Days)	Redemption Restrictions Terms*
Buyout	Control investments in established companies	$ 721,130,643	$ 307,086,210	Up to 10 years	None	N/A	N/A
Growth Capital	Non-control investments in established companies with strong growth characteristics	282,077,135	108,794,936	Up to 10 years	None	N/A	N/A
Special Situations/ Other	Investments in mezzanine, distressed debt, energy/utility and turnarounds	122,840,694	47,353,883	Up to 10 years	None	N/A	N/A

*

The information summarized in the table above represents the general terms for the specified financing stage. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The following is a summary of investment strategies of the Investment Funds held by the Master Fund as of September 30, 2023.

Private equity is a common term for investments that typically are made in non-public companies through privately negotiated transactions. Private equity investors generally seek to acquire quality assets at attractive valuations and use operational expertise to enhance value and improve portfolio company performance. Buyout funds acquire private and public companies, as well as divisions of larger companies. Private equity specialists then seek to uncover value-enhancing opportunities in portfolio companies, unlock the value of the portfolio company and reposition it for sale at a multiple of invested equity.

Buyouts: Control investments in established, cash flow positive companies are usually classified as buyouts. Buyout investments may focus on small-, mid- or large-capitalization companies, and such investments collectively represent a substantial majority of the capital deployed in the overall private equity market. The use of debt financing, or leverage, is prevalent in buyout transactions—particularly in the large-cap segment.

Growth Capital: Typically involves non-control investments in established companies with strong growth characteristics. Companies that receive growth capital investments typically have established customers and mature business models.

Special Situations: A broad range of private equity investments, which vary in terms of level of control, including mezzanine, distressed debt, energy/utility investments and turnarounds.

Types of private equity investments that the Master Fund may make include:

Primary Investments. Primary investments (primaries) are interests or investments in newly established private equity funds. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period.

Secondary Investments. Secondary investments (secondaries) are interests in existing private equity funds that are acquired in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

3.	PORTFOLIO VALUATION (continued)

Co-Investment/Direct Investments. Co-Investments are investments in an operating company that are typically held through a third party investment vehicle formed by a private equity sponsor or other institutional investor and are typically made alongside the sponsor’s (on behalf of its fund) or institutional investor’s investment in the operating company. Direct Investments involve holding an interest in securities issued by an operating company directly and not through a third-party investment vehicle. Such investments typically are made as investments in operating companies where private equity funds or other institutional investors are active investors, and are usually structured such that the private equity fund or institutional investors, as the case may be, and the lead investors, if any, collectively hold a significant interest in the operating company.

4.	RELATED PARTY TRANSACTIONS AND OTHER

As of September 30, 2023, the Master Fund and CPG TCG had no investments in Investment Funds that were related parties.

The Adviser provides investment advisory services to the Master Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Master Fund pays the Adviser a monthly fee (the “Management Fee”) computed and payable monthly, at the annual rate of 1.20% of the Master Fund’s net asset value. “Net asset value” means, for any month, the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date and before any reduction for any fees and expenses of the Master Fund. The Management Fee shall be prorated for any period of less than a month based on the number of days in such period. During the period ended September 30, 2023, the Adviser earned $7,174,365 of Management Fee which is included in the Consolidated Statement of Operations, of which $7,174,365 was payable at September 30, 2023 and is included in Payable to Adviser in the Consolidated Statement of Assets and Liabilities.

Pursuant to a license agreement between Carlyle Investment Management, L.L.C. and the Adviser (the “License Agreement”), the Adviser is permitted to use the mark “Carlyle” in connection with the offering, marketing, promotion, management and operation of the Master Fund. The Adviser believes that the Master Fund has benefitted and will continue to benefit from the License Agreement, in accordance with its terms. Nonetheless the Adviser will not seek reimbursement or payment from the Master Fund for any amounts thereunder.

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s NAV; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of investors; directors’ fees; all costs with respect to communications to investors; transfer taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board.

Each member of the Board who is not an “interested person”, as defined by the 1940 Act, of the Master Fund (the “Independent Directors”) receives an annual retainer of $15,000 (prorated for partial years) plus a fee of $1,000 for each meeting attended and $500 for each meeting by phone. The Board Chair, Audit Committee Chair, Nominating Committee Chair and Contracts Review Committee Chair each receive an additional $2,000 annual retainer. All members of the Board are reimbursed for their reasonable out-of-pocket expenses. Total amounts expensed by the Master Fund related to Independent Directors for the period ended September 30, 2023 was $52,688, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

During the period ended September 30, 2023, the Master Fund incurred a portion of the annual compensation of the Master Fund’s Chief Compliance Officer in the amount of $8,688, which is included in Directors’ and Officer Fees in the Consolidated Statement of Operations.

Certain officers and the interested director of the Master Fund are also Officers of the Adviser and CPG TCG, and are registered representatives of Delaware Distributers, L.P.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

5.	ADMINISTRATION AND CUSTODIAN FEES

SS&C Technologies and its affiliates DST Asset Manager Solutions, Inc. and ALPS Fund Services, Inc. serve as administrator (the “Administrator”) to the Master Fund and provides certain accounting, administrative, record keeping and investor related services. For its services, the Master Fund pays an annual fee to the Administrator based upon average net assets, subject to certain minimums. For the period ended September 30, 2023, the total administration fees were $437,732 which is included in Accounting and administration fees in the Consolidated Statement of Operations, of which $110,871 was payable at September 30, 2023 and is included in Accounting and administration fees payable in the Consolidated Statement of Assets and Liabilities.

UMB Bank, N.A. serves as the primary custodian of the assets of the Fund.

6.	INVESTMENTS

For the period ended September 30, 2023, total purchases or capital contributions to, and total proceeds from redemptions or other dispositions of investments, excluding short-term investments, amounted to $174,584,134 and $51,318,530, respectively.

The cost of investments in Investment Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such Investment Funds. The Master Fund relies upon actual and estimated tax information provided by the managers of the Investment Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2023.

The Investment Funds in which the Master Fund invests generally charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, generally subject to a preferred return and a claw back.

7.	ALLOCATION OF INVESTORS’ CAPITAL

As of the last day of each Fiscal Period (as defined below), any net profit or net loss for the Fiscal Period shall be allocated among and credited to or debited against the capital accounts of the investors in accordance with their respective Master Fund percentages for such Fiscal Period. Fiscal Period means the period commencing on the first date on or as of which an investor other than the organizational investor or the Adviser is admitted to the Master Fund, and thereafter each period commencing on the day immediately following the last day of the preceding Fiscal Period, and ending at the close of business on the first to occur of the following dates: (1) the last day of a fiscal year; (2) the day preceding any day as of which a contribution to the capital of the Master Fund is made; (3) the day as of which the Master Fund repurchases any Interest or portion of an Interest of any member; (4) the day as of which the Master Fund admits a substituted investor to whom an Interest (or portion thereof) of an investor has been transferred (unless there is no change of beneficial ownership); or (5) any other day as of which the LLC Agreement provides for any amount to be credited to or debited against the capital account of any investor, other than an amount to be credited to or debited against the capital accounts of all investors in accordance with their respective investment percentages.

8.	REPURCHASE OF INVESTORS’ INTERESTS

Investors do not have the right to require the Master Fund to redeem their Interests or portion thereof. To provide a limited degree of liquidity to investors, the Master Fund may, from time to time, offer to repurchase Interests or portions thereof pursuant to written tenders by investors. Repurchases will be made at such times, in such amount and on such terms as determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase Interests, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser anticipates that it will recommend to the Board that the Master Fund offer to repurchase Interests from investors on a quarterly basis, with such repurchases to occur as of the last day of March, June, September and December (or, if any such date is not a business day, on the immediately preceding business day). The Adviser also expects that, generally, it will recommend to the Board that each repurchase offer should apply to up to 5% of the net assets of the Master Fund. Each repurchase offer will generally commence approximately 60 days prior to the applicable repurchase date and be paid for approximately 35 days after the applicable repurchase date.

CPG Carlyle Commitments Master Fund, LLC

Notes to Consolidated Financial Statements (Unaudited) (Continued)
September 30, 2023

9.	INDEMNIFICATION

Under the Master Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the ordinary course of business, the Master Fund may enter into contracts or agreements that contain indemnification or warranties. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss to be remote.

10.	LINE OF CREDIT

On March 20, 2023, Flagstar Bank, N.A. (“Flagstar”), a wholly owned subsidiary of New York Community Bancorp Inc. acquired substantially all of the deposits and loan portfolios of Signature Bank, N.A. which now operates under the Flagstar name.

The Master Fund maintains a revolving credit facility (the “Facility”) with Flagstar with a maximum borrowing amount of $50,000,000 which is secured by certain interests in Investment Funds. A fee of 0.25% per annum is payable monthly in arrears on the unused portion, while the interest rate charged on borrowings in the case of Term AMERIBOR Loans is the AMERIBOR forward-looking benchmark rate plus 2.00% and in the case of Prime Rate Loans is the rate of interest per annum publicly announced or determined from time to time by Flagstar as its prime rate in effect. As of September 30, 2023, the Master Fund had no borrowings outstanding.

11. SUBSEQUENT EVENTS

Subsequent events after September 30, 2023 have been evaluated through the date the financial statements were issued.

CPG Carlyle Commitments Master Fund, LLC

Other Information (Unaudited)
September 30, 2023

Proxy Voting

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (collect) 1-212-317-9200 and on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Master Fund (collect) at 1-212-317-9200 or (ii) by visiting the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedules

Disclosure of Portfolio Holdings: The Master Fund files its complete schedule of portfolio holdings with the SEC no more than 60 days after the Master Fund’s first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT, which replaced Form N-Q. For the Master Fund, this would be for the fiscal quarters ending June 30 and December 31. The Master Fund’s Form N-Q filings (prior to the reporting period ending March 31, 2019) and Form N-PORT filings can be found free of charge on the SEC’s website at http://www.sec.gov.

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(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant’s nominating committee reviews and considers, as it deems appropriate after taking into account, among other things, the factors listed in its charter, nominations of potential Directors made by the registrant’s management and by the registrant’s Investors who have sent to Gregory S. Rowland, Esq., legal counsel for the Independent Directors, at c/o Davis Polk & Wardwell LLP, 450 Lexington Avenue, New York, NY 10017, such nominations, which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected, and such additional information must be provided regarding the recommended nominee as is reasonably requested by the nominating committee. The nominating committee meets as is necessary or appropriate.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CPG Carlyle Commitments Master Fund, LLC

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman
(Principal Executive Officer)

Date	December 8, 2023

By (Signature and Title)*	/s/ Michael Mascis
Michael Mascis
(Principal Financial Officer)

Date	December 8, 2023

*	Print the name and title of each signing officer under his or her signature.